Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bonds,
3.500%, 09/15/2025	$60,000,000	$58,790,640
Total U.S. Treasury Security (Cost $58,891,406)		58,790,640	4.7%

Municipal Bonds
Alabama
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	4,855,000	4,782,387
Black Belt Energy Gas District,
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	4,000,000	4,116,053
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	415,563
4.000%, 09/01/2034 (Callable 09/01/2029)	215,000	215,878
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	501,126
Total Alabama (Cost $10,492,835)		10,031,007	0.8%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2026 (Pre-refunded to 06/01/2025)	300,000	313,117
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,731,179
4.000%, 12/01/2031 (Callable 06/01/2027)	3,005,000	3,055,422
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,575,455
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	875,394
5.000%, 12/01/2034 (Callable 12/01/2030)	1,000,000	1,058,921
5.000%, 12/01/2035 (Callable 12/01/2030)	760,000	803,305
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	290,000	294,025
4.000%, 06/01/2036 (Callable 06/01/2025)	710,000	661,664
4.000%, 12/01/2048 (Callable 06/01/2027)	760,000	749,537
City of Valdez AK,
5.000%, 06/30/2029 (Callable 10/21/2022)	1,225,000	1,226,130
Total Alaska (Cost $13,396,319)		12,344,149	1.0%

Arizona
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	43,457
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	177,125
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	353,089
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	198,595
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	233,582
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	380,250
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	781,539
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	507,318
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,190,025
Total Arizona (Cost $4,231,735)		3,864,980	0.3%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Pre-refunded to 04/01/2025)	5,000,000	5,218,190
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,590,000	1,419,430
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	576,163
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	464,909
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM)	455,000	419,805
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	501,626
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,341,932
University of Arkansas:
5.000%, 11/01/2035 (Pre-refunded to 11/01/2024)	665,000	689,408
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	149,782
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	226,038
Total Arkansas (Cost $11,675,618)		11,007,283	0.9%

California
Anaheim Public Financing Authority,
0.000%, 09/01/2036 (ETM)(Insured by AGM)	10,195,000	5,745,942
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	93,320
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,516,366
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,764,591
Citrus Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	890,545
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	919,838
4.000%, 06/15/2038 (Callable 06/15/2029)	2,100,000	2,074,186
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	501,381
City of Richmond CA,
0.000%, 08/01/2028 (ETM)(Insured by FGIC)	180,000	146,611
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,639,814
County of Sacramento CA,
5.000%, 07/01/2024 (ETM)	125,000	128,566
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,275,000	1,259,288
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	141,990
Fontana Unified School District,
0.000%, 02/01/2033 (ETM)(Insured by AGM)	460,000	315,151
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2025 (ETM)	50,000	46,350
0.000%, 01/01/2026 (ETM)	4,695,000	4,199,829
0.000%, 01/01/2028 (ETM)	3,235,000	2,690,467
0.000%, 01/01/2030 (ETM)	95,000	73,479
Fresno Unified School District,
0.000%, 08/01/2033 (Pre-refunded to 08/01/2026)	195,000	129,106
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	75,000	42,115
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026 (ETM)(Insured by AGM)	215,000	190,222
5.000%, 06/01/2028 (Pre-refunded to 06/01/2027)	425,000	458,606
3.250%, 06/01/2034 (Pre-refunded to 06/01/2025)(Insured by ST AID)	160,000	160,207
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	180,000	224,898
La Canada Unified School District,
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	885,444
Long Beach Community College District:
0.000%, 06/01/2032 (ETM)(Insured by AGM)	1,540,000	1,080,175
0.000%, 06/01/2033 (ETM)(Insured by AGM)	1,560,000	1,047,903
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	510,000	444,942
Moreno Valley Unified School District,
0.000%, 07/01/2029 (ETM)(Insured by AGM)	75,000	59,305
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	195,000	181,584
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	600,000	631,922
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	169,004
Pajaro Valley Unified School District,
0.000%, 08/01/2027 (ETM)(Insured by AGM)	25,000	21,164
Palmdale Elementary School District,
0.000%, 08/01/2031 (ETM)(Insured by AGM)	30,000	21,601
Paramount Unified School District:
0.000%, 08/01/2043 (Pre-refunded to 08/01/2023)(Insured by BAM)	250,000	63,246
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	370,244
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,623,629
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	1,753,719
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,925,000	7,710,538
Riverside County Redevelopment Successor Agency,
8.250%, 10/01/2031 (Pre-refunded to 10/01/2026) (5)	650,000	766,450
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	50,414
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	366,891
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,195,338
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,005,709
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	33,927
4.000%, 07/01/2044 (Callable 07/01/2029)	2,000,000	1,870,964
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	4,005,000	3,973,741
0.000%, 01/01/2027 (ETM)	1,380,000	1,192,406
0.000%, 01/01/2028 (ETM)	1,010,000	842,157
San Marcos Unified School District:
0.000%, 08/01/2030 (Pre-refunded to 02/01/2024)	150,000	105,903
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	253,047
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)	55,000	27,622
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	672,627
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	125,000	135,038
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,139,823
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,696,575
Solano County Community College District:
0.000%, 08/01/2024 (ETM) (5)	180,000	178,554
0.000%, 08/01/2028 (Callable 08/01/2025) (5)	250,000	248,872
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	128,633
State of California:
5.000%, 08/01/2031 (Callable 02/01/2025)	1,125,000	1,169,032
5.000%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,348,891
5.000%, 09/01/2042 (Callable 10/20/2022)	1,000,000	1,000,850
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	120,001
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	31,457
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,526
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,624
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	50,417
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	1,065,000	249,099
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	104,637
Total California (Cost $69,178,672)		63,410,513	5.1%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,260,597
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	404,703
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	419,532
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	486,132
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	767,887
Colorado Health Facilities Authority:
0.000%, 07/15/2024 (ETM)	1,710,000	1,608,457
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	315,000	318,209
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	100,079
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,560,890
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	336,502
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	6,193,797
3.000%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	10,000,000	10,000,077
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,077,126
Regional Transportation District,
4.375%, 06/01/2039 (Pre-refunded to 06/01/2023)	5,725,000	5,766,273
Total Colorado (Cost $33,096,505)		32,300,261	2.6%

Connecticut
City of Norwalk CT:
5.000%, 08/15/2035 (Callable 08/15/2030)	3,465,000	3,745,039
5.000%, 08/15/2036 (Callable 08/15/2030)	2,555,000	2,748,214
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,205,598
4.000%, 11/15/2045 (Callable 05/15/2028)	4,390,000	4,336,213
4.000%, 11/15/2047 (Callable 11/15/2026)	665,000	659,655
4.000%, 05/15/2049 (Callable 11/15/2028)	1,780,000	1,747,487
Connecticut State Health & Educational Facilities Authority,
5.250%, 03/01/2032 (ETM)(Insured by AGM)	100,000	110,928
State of Connecticut,
4.000%, 03/01/2031 (Callable 03/01/2023)	8,000,000	8,004,652
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,319,379
Total Connecticut (Cost $24,900,198)		23,877,165	1.9%

District of Columbia
District of Columbia,
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	465,000	496,589
District of Columbia Housing Finance Agency,
2.500%, 02/01/2039 (Mandatory Tender Date 08/01/2023) (1)	1,900,000	1,877,564
Washington Metropolitan Area Transit Authority,
4.000%, 07/15/2046 (Callable 07/15/2031)	1,000,000	874,944
Total District of Columbia (Cost $3,574,648)		3,249,097	0.3%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	453,925
City of Jacksonville FL:
2.470%, 08/01/2036 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	5,835,000	5,835,000
2.470%, 08/01/2036 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	5,600,000	5,600,000
City of Melbourne FL,
0.000%, 10/01/2026 (ETM)(Insured by FGIC)	40,000	34,852
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	285,000	285,000
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,102,826
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,073,472
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,061,749
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,092,240
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,053,074
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	262,168
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	847,069
City of Tampa FL,
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,131,760
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	50,000	50,000
0.000%, 10/01/2026 (ETM)(Insured by NATL)	50,000	43,565
0.000%, 10/01/2027 (ETM)(Insured by NATL)	240,000	201,489
5.250%, 10/01/2030 (ETM)(Insured by NATL)	4,560,000	5,019,152
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	3,717,558
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	2,400,000	2,380,046
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	970,000	943,678
Florida Municipal Loan Council,
4.000%, 10/01/2033 (Callable 10/01/2031)	415,000	407,035
Highlands County Health Facilities Authority:
2.470%, 11/15/2035 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	10,500,000	10,500,000
2.470%, 11/15/2037 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	12,000,000	12,000,000
Jacksonville Electric Authority:
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	696,386
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	774,199
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,675,000	1,747,169
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	1,100,000	1,100,000
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	755,000	755,000
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM) (5)	95,000	100,574
0.000%, 10/01/2031 (ETM) (5)	55,000	63,358
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	334,962
School District of Broward County,
4.000%, 06/30/2023	560,000	562,881
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	151,849
Tender Option Bond Trust,
3.060%, 06/15/2062 (1)(3)	8,000,000	8,000,000
Total Florida (Cost $73,086,753)		70,382,036	5.7%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,488,765
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	924,398
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,335,806
City of Decatur GA,
3.000%, 08/01/2038 (Callable 08/01/2025)(Insured by ST AID)	500,000	403,764
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	6,600,000	7,222,878
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	340,000	335,683
Houston Healthcare System, Inc.,
5.000%, 10/01/2031 (Pre-refunded to 04/01/2024) (1)	25,000,000	25,340,655
Main Street Natural Gas, Inc.:
2.925%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,400,000	1,388,122
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	1,615,000	1,595,559
Total Georgia (Cost $41,914,416)		41,035,630	3.3%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	528,075
Total Idaho (Cost $568,205)		528,075	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	685,436
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,248,480
City of Springfield IL,
5.000%, 12/01/2031 (Callable 12/01/2025)	500,000	518,935
City of Woodstock IL,
4.000%, 01/01/2037 (Callable 01/01/2031)	675,000	638,483
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,198,450
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,050
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by FGIC)	2,000,000	1,990,088
0.000%, 12/01/2025 (ETM)(Insured by AGM)	230,000	206,278
0.000%, 12/01/2025 (ETM)(Insured by FGIC)	475,000	426,671
0.000%, 12/01/2028 (ETM)(Insured by FGIC)	455,000	366,195
Cook County School District No. 163,
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,411,066
Cook Kane Lake & McHenry Counties Community College District No. 512,
3.000%, 12/15/2032 (Callable 12/15/2028)	4,860,000	4,403,760
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,134,976
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	363,258
5.000%, 12/01/2027	270,000	288,470
5.000%, 12/01/2028	585,000	629,947
5.000%, 12/01/2029	615,000	665,866
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	712,665
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	744,526
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	213,449
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	749,115
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	7,875,000	7,676,430
0.000%, 07/15/2025 (ETM)	73,500,000	66,432,593
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,090,296
Illinois Finance Authority:
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,248,744
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	721,497
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,030,445
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	996,273
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	219,949
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	972,216
2.490%, 08/01/2043 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	5,400,000	5,400,000
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	136,824
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	590,000	575,699
3.100%, 02/01/2035 (Callable 02/01/2026)	875,000	834,283
2.470%, 04/01/2045 (Callable 10/03/2022)(Optional Put Date 10/07/2022)(Insured by GNMA) (1)	9,500,000	9,500,000
3.500%, 08/01/2046 (Callable 02/01/2026)	725,000	711,022
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	505,000	498,140
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	816,123
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	2,759,006
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,218,803
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)	425,000	422,274
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)	1,305,000	1,227,250
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2023)	3,675,000	3,692,427
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	863,122
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)(Insured by FGIC)	670,000	677,866
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	306,259
Regional Transportation Authority,
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,123,562
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	6,459,908
State of Illinois,
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,735,330
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,299,423
0.000%, 01/01/2025 (ETM)(Insured by AGM)	250,000	231,494
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	905,000	842,521
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	394,583
Total Illinois (Cost $150,427,390)		145,715,526	11.7%

Indiana
City of Indianapolis IN,
3.000%, 05/01/2027 (Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)	1,325,000	1,299,571
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,181,137
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,344,154
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,080,927
Fishers Redevelopment Authority:
4.000%, 01/15/2028	330,000	336,954
4.000%, 07/15/2028	335,000	342,571
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	550,386
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	737,188
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	342,246
Indiana Finance Authority,
5.000%, 10/01/2044 (Callable 10/01/2029)	2,780,000	2,923,917
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036 (Pre-refunded to 02/01/2023) (1)	110,000	109,541
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	1,780,000	1,850,243
5.000%, 01/01/2040 (Pre-refunded to 01/01/2029)	2,200,000	2,417,381
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	515,718
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,287,911
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	527,758
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	160,142
Purdue University:
5.000%, 07/01/2031 (Callable 07/01/2026)	1,415,000	1,482,849
5.000%, 07/01/2034 (Callable 07/01/2031)	1,900,000	2,090,081
5.000%, 07/01/2035 (Callable 07/01/2031)	1,000,000	1,094,158
Total Indiana (Cost $23,677,791)		21,674,833	1.7%

Iowa
Clinton Community School District,
4.375%, 07/01/2036 (Callable 07/01/2028)(Insured by AGM)	2,100,000	2,107,352
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,042,773
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	3,858,251
5.000%, 08/01/2035 (Pre-refunded to 08/01/2025)	950,000	996,567
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	400,000	396,053
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	930,000	912,488
3.250%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,510,000	1,450,760
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	659,204
Total Iowa (Cost $12,168,669)		11,423,448	0.9%

Kansas
Crawford County Unified School District No. 250:
5.000%, 09/01/2035 (Pre-refunded to 09/01/2027)(Insured by BAM)	60,000	64,688
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	385,000	410,613
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Pre-refunded to 10/01/2025)	300,000	306,764
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Callable 08/01/2026)	85,000	80,975
Total Kansas (Cost $912,743)		863,040	0.1%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,000,000	1,930,615
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	609,295
Total Kentucky (Cost $2,762,067)		2,539,910	0.2%

Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	28,208,734
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,190,000	23,805,197
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	439,456
5.000%, 03/01/2026 (Insured by AGM)	635,000	663,653
5.000%, 03/01/2027 (Insured by AGM)	620,000	654,379
5.000%, 03/01/2028 (Insured by AGM)	755,000	803,860
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	681,801
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	861,131
Total Louisiana (Cost $57,254,152)		56,118,211	4.5%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	790,000	805,737
5.000%, 07/01/2028 (ETM)(Insured by FGIC)	230,000	241,355
Maryland Community Development Administration,
3.250%, 08/01/2024 (Insured by GNMA)	7,000,000	6,727,721
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	294,327
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,410,000	1,471,686
State of Maryland,
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,191,225
Total Maryland (Cost $12,172,174)		11,732,051	0.9%

Massachusetts
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)(Insured by FGIC)	330,000	331,647
Massachusetts Development Finance Agency:
5.000%, 07/15/2034 (Callable 07/15/2026)	2,495,000	2,640,159
6.500%, 11/15/2043 (Pre-refunded to 11/15/2023) (3)	240,000	248,331
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 10/21/2022)(Insured by FHA)	1,000,000	972,666
4.000%, 12/01/2044 (Callable 06/01/2025)	350,000	348,770
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	820,000	812,046
4.000%, 06/01/2049 (Callable 12/01/2028)	430,000	424,514
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)	390,000	331,574
0.000%, 05/01/2028 (ETM)(Insured by NATL)	5,790,000	4,745,358
Total Massachusetts (Cost $11,748,745)		10,855,065	0.9%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	177,770
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	375,691
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	476,544
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	302,531
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	445,000	471,170
5.000%, 05/01/2037 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	100,000	105,881
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	552,809
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,027,526
Great Lakes Water Authority,
5.000%, 07/01/2046 (Callable 07/01/2026)	100,000	102,305
Michigan Finance Authority,
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)	5,000,000	5,243,523
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	3,937,562
4.250%, 12/01/2049 (Callable 06/01/2028)	3,165,000	3,142,709
5.000%, 06/01/2053 (Callable 12/01/2031)	1,000,000	1,018,371
Pinckney Community Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,223,412
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	330,486
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,708,361
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	4,863,570
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	950,000	986,659
Total Michigan (Cost $29,499,124)		28,046,880	2.3%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026 (Insured by SD CRED PROG)	660,000	676,099
County of Hennepin MN,
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,040,500
Housing & Redevelopment Authority of the City of St. Paul MN:
4.500%, 07/01/2028 (Pre-refunded to 07/01/2026)	375,000	381,531
5.000%, 07/01/2036 (Pre-refunded to 07/01/2026)	1,315,000	1,383,701
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	529,057
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	195,000	193,378
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	885,000	878,238
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	593,746
Total Minnesota (Cost $6,059,624)		5,676,250	0.5%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	882,788
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	512,198
Oxford School District,
4.000%, 05/01/2027	500,000	512,408
State of Mississippi:
5.000%, 10/15/2033 (Callable 10/15/2028)	2,555,000	2,681,979
5.000%, 10/15/2035 (Callable 10/15/2028)	1,000,000	1,042,477
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to 01/01/2025)(Insured by AGM)	550,000	571,704
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)	5,500,000	5,938,865
Total Mississippi (Cost $13,454,436)		12,142,419	1.0%

Missouri
County of Clay MO,
4.000%, 05/01/2038 (Pre-refunded to 05/01/2028)	485,000	499,384
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	990,000	1,069,874
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,142,766
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,310,070
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	45,000	43,108
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	355,000	346,874
Moberly School District No. 81:
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	321,923
3.000%, 03/01/2037 (Callable 09/01/2028)(Insured by ST AID)	1,700,000	1,386,504
3.000%, 03/01/2038 (Callable 09/01/2028)(Insured by ST AID)	1,000,000	798,590
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	1,950,000	1,590,955
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	2,000,000	1,600,068
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,500,083
St. Louis County Special School District,
4.000%, 04/01/2034 (Callable 04/01/2029)	400,000	401,338
Total Missouri (Cost $14,067,564)		12,011,537	1.0%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	209,243
Montana Board of Housing:
3.000%, 12/01/2045 (Callable 06/01/2029)	580,000	515,142
3.050%, 06/01/2050 (Callable 06/01/2029)	290,000	258,165
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)(Insured by MT BRD)	430,000	457,495
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by MT BRD)	535,000	568,954
Total Montana (Cost $2,194,958)		2,008,999	0.2%

Nebraska
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	383,986
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	1,901,257
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	942,374
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,635,000	1,581,317
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	29,688
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	19,801
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	14,844
Village of Boys Town NE,
3.000%, 09/01/2028	250,000	239,096
Total Nebraska (Cost $5,733,196)		5,112,363	0.4%

Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	1,967,777
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	443,074
County of Washoe NV,
5.000%, 02/01/2033 (Callable 02/01/2029)	965,000	1,033,073
Nevada Housing Division,
2.250%, 04/01/2025 (Mandatory Tender Date 04/01/2023) (1)	2,000,000	1,987,450
Total Nevada (Cost $5,657,877)		5,431,374	0.4%

New Hampshire
New Hampshire Health and Education Facilities Authority,
2.450%, 10/01/2030 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	1,000,000	1,000,000
Total New Hampshire (Cost $1,000,000)		1,000,000	0.1%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,450,473
New Jersey Economic Development Authority:
0.000%, 07/01/2025 (ETM)(Insured by NATL)	80,000	72,703
5.250%, 07/01/2025 (Insured by BHAC)	1,285,000	1,338,816
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,764
3.750%, 07/01/2027 (ETM)	205,000	206,462
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	975,000	974,220
2.450%, 10/01/2050 (Callable 04/01/2029)	565,000	393,899
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,410,000	1,205,226
0.000%, 12/15/2030 (Insured by BHAC)	960,000	684,876
North Hudson Sewerage Authority,
0.000%, 08/01/2024 (ETM)(Insured by NATL)	500,000	468,307
Total New Jersey (Cost $7,349,834)		6,804,746	0.5%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	596,381
New Mexico Hospital Equipment Loan Council,
4.125%, 08/01/2044 (Pre-refunded to 08/01/2025)	210,000	214,056
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	700,000	648,560
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	795,000	773,480
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)	2,125,000	2,200,435
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	710,000	688,819
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	116,809
Total New Mexico (Cost $5,507,821)		5,238,540	0.4%

New York
City of New York NY,
2.740%, 04/01/2042 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	3,000,000	3,000,000
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	214,268
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	2,150,000	1,956,534
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,634,865
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	2,949,972
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	510,644
4.000%, 05/01/2043 (Callable 05/01/2029)	2,000,000	1,830,877
New York City Water & Sewer System:
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	517,920
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	467,541
5.000%, 06/15/2040 (Callable 12/15/2027)	1,850,000	1,921,227
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,077,003
New York State Dormitory Authority:
0.000%, 07/01/2028 (ETM)(Insured by NATL)	15,000	12,330
0.000%, 07/01/2029 (ETM)(Insured by NATL)	130,000	103,204
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	3,821,373
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,214,820
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	159,732
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,962,304
5.000%, 02/15/2044 (Callable 02/15/2025)	1,500,000	1,519,158
5.000%, 03/15/2048 (Callable 09/15/2028)	4,000,000	4,113,853
New York State Environmental Facilities Corp.:
5.500%, 10/15/2029 (ETM)	185,000	211,195
5.500%, 10/15/2030 (ETM)	390,000	445,665
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 10/21/2022)	5,895,000	5,607,165
New York State Urban Development Corp.,
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,131,069
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	3,045,000	3,010,398
Total New York (Cost $54,701,373)		51,393,117	4.1%

North Carolina
Inlivian,
2.550%, 05/01/2037 (Insured by FNMA)	4,836,968	3,988,926
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	870,000	857,879
4.000%, 07/01/2050 (Callable 07/01/2029)	1,535,000	1,511,677
Total North Carolina (Cost $7,414,446)		6,358,482	0.5%

North Dakota
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	425,000	425,290
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,115,881
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	900,000	884,121
3.500%, 07/01/2046 (Callable 01/01/2026)	625,000	613,307
4.000%, 01/01/2050 (Callable 07/01/2028)	995,000	976,563
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	2,857,606
Total North Dakota (Cost $7,382,977)		6,872,768	0.6%

Ohio
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	852,657
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,026
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	40,243
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	515,000	544,306
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	990,000	1,012,338
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,495,000	1,518,780
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038 (Pre-refunded to 06/01/2029)	325,000	358,948
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,660,000	1,570,630
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	175,000	169,695
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	590,000	579,606
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,080,000	2,025,591
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)	3,000,000	2,845,561
Ohio Water Development Authority,
5.000%, 12/01/2036 (Callable 12/01/2029)	1,240,000	1,332,998
State of Ohio:
5.000%, 01/01/2036 (Callable 01/01/2032)	540,000	578,325
5.000%, 01/01/2038 (Callable 01/01/2032)	430,000	457,568
5.000%, 01/01/2039 (Callable 01/01/2032)	875,000	929,138
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	347,379
Total Ohio (Cost $16,498,912)		15,173,789	1.2%

Oklahoma
Oklahoma Water Resources Board,
4.000%, 04/01/2037 (Callable 04/01/2030)	560,000	550,300
Total Oklahoma (Cost $578,327)		550,300	0.0%

Oregon
Clackamas Community College:
0.000%, 06/15/2028	1,375,000	1,089,186
0.000%, 06/15/2029	1,000,000	756,379
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	850,000	892,679
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	870,745
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	628,024
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	1,270,000	1,260,224
4.000%, 12/01/2048 (Callable 12/01/2026)	1,595,000	1,581,592
State of Oregon Housing & Community Services Department:
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	875,915
4.000%, 01/01/2047 (Callable 07/01/2025)	625,000	621,257
3.750%, 07/01/2048 (Callable 01/01/2027)	1,020,000	982,681
3.500%, 01/01/2051 (Callable 01/01/2029)	3,535,000	3,421,709
Total Oregon (Cost $13,832,600)		12,980,391	1.0%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	269,047
City of Sharon PA,
0.000%, 05/01/2024 (ETM)(Insured by NATL)	250,000	234,712
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,396,825
Delaware Valley Regional Finance Authority,
2.980%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 10/17/2022)(Mandatory Tender Date 09/01/2023) (2)	2,000,000	1,997,059
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)(Insured by AMBAC)	110,000	99,378
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	460,000	455,707
3.500%, 04/01/2051 (Callable 10/01/2029)	3,580,000	3,513,301
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)(Insured by NATL)	720,000	629,670
0.000%, 09/01/2027 (ETM)(Insured by FGIC)	1,110,000	934,663
0.000%, 09/01/2028 (ETM)(Insured by FGIC)	370,000	300,468
Pottsville Hospital Authority,
6.500%, 07/01/2028 (Pre-refunded to 07/01/2024) (3)	1,260,000	1,318,282
Total Pennsylvania (Cost $11,719,765)		11,149,112	0.9%

Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	2,355,000	2,394,646
6.000%, 08/01/2026 (ETM)	4,315,000	4,691,671
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,565,000	1,701,614
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,440,000	1,565,702
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,825,000	1,991,135
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,910,000	2,076,730
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	7,665,000	8,335,326
Total Puerto Rico (Cost $23,868,156)		22,756,824	1.8%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,190,000	1,155,791
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,157,144
Total Rhode Island (Cost $6,494,450)		6,312,935	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	4,718,555
City of Columbia SC,
5.000%, 02/01/2049 (Pre-refunded to 02/01/2029)	10,680,000	11,715,463
Patriots Energy Group Financing Agency,
2.966%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,895,000	2,866,175
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,400,000	5,616,090
South Carolina Jobs-Economic Development Authority:
5.000%, 08/15/2036 (Pre-refunded to 08/15/2026) (3)(5)	7,500,000	7,861,999
5.000%, 08/15/2041 (Pre-refunded to 08/15/2026) (3)(5)	4,165,000	4,366,030
2.890%, 05/01/2048 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	1,600,000	1,600,000
Tobacco Settlement Revenue Management Authority,
6.375%, 05/15/2030 (ETM)	1,750,000	2,041,744
Total South Carolina (Cost $43,197,105)		40,786,056	3.3%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	335,000	317,550
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)	365,000	337,949
Total South Dakota (Cost $756,433)		655,499	0.1%

Tennessee
City of Memphis TN,
5.000%, 10/01/2045 (Callable 10/01/2030)	1,300,000	1,385,274
Nashville & Davidson County Metropolitan Government,
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,755,000	1,830,532
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	308,744
1.950%, 07/01/2030 (Callable 07/01/2029)	550,000	442,534
3.850%, 01/01/2035 (Callable 01/01/2025)	250,000	243,464
3.900%, 07/01/2042 (Callable 07/01/2027)	375,000	358,756
4.000%, 01/01/2043 (Callable 07/01/2027)	670,000	662,571
3.850%, 07/01/2043 (Callable 07/01/2027)	1,860,000	1,779,690
3.650%, 07/01/2047 (Callable 01/01/2027)	750,000	715,011
4.050%, 01/01/2049 (Callable 01/01/2028)	1,675,000	1,638,994
4.250%, 01/01/2050 (Callable 07/01/2028)	1,125,000	1,117,683
Total Tennessee (Cost $11,428,325)		10,483,253	0.8%

Texas
Alvarado Independent School District,
2.750%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	1,500,000	1,480,675
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,401,067
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	947,236
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,032,257
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	1,010,000	1,040,741
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	527,997
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	884,679
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	1,966,471
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	858,042
5.000%, 08/15/2028 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	555,000	571,893
3.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)	835,000	740,996
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	1,070,000	929,050
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	500,000	434,136
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	475,000	476,799
5.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,460,000	1,504,438
3.000%, 08/15/2034 (Callable 08/15/2031)(PSF Guaranteed)	500,000	425,085
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	192,916
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	480,000	466,547
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	422,254
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	510,000	472,847
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	1,000,000	939,107
5.000%, 08/15/2037 (Callable 08/15/2032)(PSF Guaranteed)	510,000	545,611
4.000%, 08/15/2038 (Callable 08/15/2030)(PSF Guaranteed)	550,000	503,059
3.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)	290,000	218,243
3.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)	300,000	222,347
3.000%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)	265,000	193,441
3.000%, 08/15/2043 (Callable 08/15/2031)(PSF Guaranteed)	210,000	152,067
3.000%, 08/15/2044 (Callable 08/15/2031)(PSF Guaranteed)	245,000	175,829
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	780,813
Balmorhea Independent School District,
4.000%, 02/15/2042 (Callable 02/15/2024)(PSF Guaranteed)	350,000	325,747
Bexar Metropolitan Water District,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	50,000	42,701
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	167,608
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	212,077
Brazoria County Toll Road Authority,
0.000%, 03/01/2044 (Callable 03/01/2030)(County Guaranteed) (5)	255,000	209,064
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,317,594
Central Texas Turnpike System,
0.000%, 08/15/2027 (Insured by BHAC)	245,000	203,687
City of Denton TX,
5.000%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,311,626
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,518,493
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	1,882,890
0.000%, 12/01/2026 (ETM)(Insured by AGM)	735,000	636,681
0.000%, 12/01/2027 (ETM)(Insured by AGM)	170,000	141,878
0.000%, 12/01/2028 (ETM)(Insured by AGM)	2,770,000	2,229,365
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	17,617,076
5.750%, 12/01/2032 (ETM)(Insured by AGM)	24,965,000	29,764,958
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)	205,000	213,374
5.000%, 02/01/2029 (Pre-refunded to 02/01/2024)	400,000	409,071
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	220,793
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	170,000	172,200
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	2,000,000	2,021,349
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	152,717
4.000%, 06/15/2033 (Pre-refunded to 06/15/2025)	3,795,000	3,872,944
5.000%, 06/15/2036 (Pre-refunded to 06/15/2026)	2,145,000	2,278,892
County of Williamson TX,
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,247,193
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)	2,000,000	2,095,276
Dallas Independent School District,
4.000%, 02/15/2034 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	20,715,000	21,045,350
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	380,000	413,163
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,120,524
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	1,871,847
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	616,623
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,199,288
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	546,242
Fort Bend County Municipal Utility District No. 130,
4.500%, 09/01/2028 (Callable 09/01/2026)(Insured by BAM)	375,000	390,324
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,709,276
Grand Parkway Transportation Corp.:
0.000%, 10/01/2031 (Callable 10/01/2028) (5)	200,000	207,193
5.000%, 10/01/2043 (Callable 04/01/2028)	3,680,000	3,813,499
Harlingen Consolidated Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,511,496
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,620,000	4,904,900
6.250%, 07/01/2027 (ETM)	6,765,000	7,283,772
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	832,896
Harris County-Houston Sports Authority,
0.000%, 11/15/2030 (ETM)(Insured by NATL)	2,150,000	1,587,462
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	889,014
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,050,556
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,817,420
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,295,132
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded to 08/15/2023)(PSF Guaranteed)	100,000	100,686
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	160,000	161,340
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,015,271
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,122,564
Leander Independent School District:
0.000%, 08/16/2026 (Callable 02/16/2026)(PSF Guaranteed)	100,000	86,622
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	125,000	71,952
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	395,000	212,792
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	55,000	27,890
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	354,098
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	570,000	244,236
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	35,000	15,180
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	274,906
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,397,194
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	55,765
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	540,356
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	68,522
0.000%, 08/16/2044 (Callable 08/16/2026)(PSF Guaranteed)	765,000	255,991
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	604,783
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	150,000	42,817
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	190,000	50,690
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	820,000	206,672
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,055,000	1,095,265
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,009,662
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	195,834
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	92,717
Mansfield Independent School District,
3.000%, 08/01/2036 (Callable 08/01/2030)(PSF Guaranteed)	2,000,000	1,654,090
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,336,531
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,059,526
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,470,688
5.000%, 08/15/2025 (PSF Guaranteed)	5,000	5,237
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,571,119
Millsap Independent School District:
4.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	15,000	15,116
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	320,000	322,356
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	195,032
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	239,604
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	203,439
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	227,928
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	545,331
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	276,358
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	6,785,000	7,035,281
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,007,057
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,055,264
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	529,469
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	742,720
5.000%, 04/01/2030 (Pre-refunded to 04/01/2027)	1,150,000	1,230,600
5.000%, 04/01/2031 (Pre-refunded to 04/01/2027)	1,080,000	1,155,693
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	7,330,000	7,843,733
5.000%, 08/15/2047 (Callable 08/15/2027)	1,000,000	1,014,276
North Lamar Independent School District:
4.000%, 02/15/2033 (Callable 02/15/2031)(PSF Guaranteed)	650,000	666,816
4.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)	675,000	681,964
4.000%, 02/15/2035 (Callable 02/15/2031)(PSF Guaranteed)	700,000	700,432
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	6,750,000	3,142,592
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	27,790,000	8,246,110
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	3,655,000	4,361,104
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	16,440,000	20,465,860
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,046,576
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,710,000	1,653,820
Pflugerville Independent School District,
5.000%, 02/15/2025 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,020,000	1,043,801
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	578,842
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,099,650
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	4,536,169
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 10/31/2022)(PSF Guaranteed)	745,000	746,133
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,500,000	1,535,002
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,775,000	1,816,419
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	200,000	204,724
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	101,789
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	111,017
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	899,561
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	2,040,000	2,113,039
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	485,582
Texas Department of Housing & Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)(Insured by FNMA)	4,652,675	4,133,614
2.150%, 09/01/2035 (Callable 03/01/2029)(Insured by GNMA)	860,000	685,040
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	845,000	828,969
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)	2,995,000	3,138,296
Texas Municipal Gas Acquisition and Supply Corp. II,
3.076%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	14,225,000	13,803,668
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	160,000	158,926
Texas Transportation Commission State Highway Fund,
2.500%, 04/01/2032 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	8,000,000	8,000,000
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	607,025
4.000%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,812,838
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	901,683
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	238,966
Webb Consolidated Independent School District:
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	175,000	177,591
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	75,000	76,111
Whitehouse Independent School District,
5.000%, 02/15/2037 (Callable 02/15/2027)(PSF Guaranteed)	1,200,000	1,252,427
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,041,221
Ysleta Independent School District,
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,594,818
Total Texas (Cost $307,300,875)		287,606,322	23.2%

Utah
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	429,063
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	239,499
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	511,788
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	2,290,000	2,273,870
Total Utah (Cost $3,576,724)		3,454,220	0.3%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,295,000	1,156,873
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	565,000	561,543
4.000%, 11/01/2048 (Callable 05/01/2027)	395,000	391,600
Total Vermont (Cost $2,303,124)		2,110,016	0.2%

Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	870,000	897,805
Hampton Roads Transportation Accountability Commission,
5.500%, 07/01/2057 (Pre-refunded to 01/01/2028)	15,000,000	16,630,975
University of Virginia,
5.000%, 04/01/2042 (Callable 04/01/2027)	535,000	562,874
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)	520,000	435,268
Total Virginia (Cost $19,043,181)		18,526,922	1.5%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Pre-refunded to 11/01/2025)	2,725,000	2,869,539
County of King WA,
5.000%, 07/01/2034 (Pre-refunded to 01/01/2025)	705,000	732,821
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)(County Guaranteed)	1,500,000	1,350,289
4.000%, 11/01/2034 (Callable 11/01/2029)(County Guaranteed)	1,520,000	1,493,037
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	2,740,000	2,656,555
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	2,744,404
Port of Seattle WA,
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,041,193
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,037,169
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,197,214
5.000%, 06/01/2035 (Callable 06/01/2028)	1,000,000	1,062,894
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,276,893
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	686,064
5.000%, 02/01/2043 (Callable 02/01/2028)	3,650,000	3,803,344
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	314,283
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	182,504
5.000%, 09/01/2032 (Callable 09/01/2030)	465,000	482,503
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	196,324
Washington State Housing Finance Commission:
5.000%, 01/01/2023 (ETM)	170,000	170,765
2.650%, 12/01/2040	1,800,000	1,304,758
3.000%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,455,852
4.000%, 06/01/2049 (Callable 06/01/2028)	415,000	409,867
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,570,000	1,545,838
Total Washington (Cost $38,058,025)		36,014,110	2.9%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	929,730
Total West Virginia (Cost $1,003,198)		929,730	0.1%

Wisconsin
Baraboo School District:
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	561,659
3.000%, 04/01/2033 (Callable 04/01/2026)(Insured by BAM)	650,000	578,785
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,194,027
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	25,000	25,049
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 03/01/2023)(Insured by BAM)	1,840,000	1,713,992
Public Finance Authority,
5.000%, 03/01/2025	535,000	555,581
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,630,000	1,723,386
0.000%, 12/15/2027 (ETM)(Insured by NATL)	495,000	412,552
0.000%, 12/15/2028 (ETM)(Insured by NATL)	470,000	377,749
0.000%, 12/15/2029 (ETM)(Insured by NATL)	675,000	519,382
State of Wisconsin,
5.000%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,041,302
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2026 (Pre-refunded to 06/01/2024)	100,000	102,644
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	5,573,547
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	10,792,972
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	8,185,826
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	2,680,000	2,704,148
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	290,159
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,266,419
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	1,500,000	1,546,466
West De Pere School District,
2.500%, 04/01/2040 (Pre-refunded to 04/01/2030)	2,500,000	2,294,162
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,513,027
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	816,160
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	1,810,000	1,036,657
4.000%, 12/15/2034 (Callable 06/15/2026)	570,000	573,613
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2025 (Pre-refunded to 09/15/2023)	225,000	226,359
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	20,909
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	101,756
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	210,703
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	500,000	508,780
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	1,997,520
5.000%, 09/15/2045 (Pre-refunded to 09/15/2023)	2,545,000	2,584,612
4.000%, 11/15/2046 (Pre-refunded to 05/15/2026)	1,470,000	1,491,022
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	610,000	598,477
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	765,000	758,387
4.000%, 03/01/2048 (Callable 03/01/2027)	345,000	341,861
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	1,415,000	1,403,503
Total Wisconsin (Cost $60,295,977)		57,643,153	4.6%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	240,000	239,192
4.000%, 12/01/2048 (Callable 06/01/2028)	1,860,000	1,837,261
Total Wyoming (Cost $2,189,400)		2,076,453	0.2%
Total Municipal Bonds (Cost $1,279,407,442)		1,210,258,840	97.4%

Closed-End Investment Company	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
2.910%, 12/01/2031 (1)	2,000	2,000,000
Total Closed-End Investment Company (Cost $2,000,000)		2,000,000	0.2%
Total Long-Term Investments (Cost $1,340,298,848)		1,271,049,480	102.3%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 2.04% (4)	8,976,100	8,976,100
Total Short-Term Investment (Cost $8,976,100)		8,976,100	0.7%
Total Investments (Cost $1,349,274,948)		1,280,025,580	103.0%
Liabilities in Excess of Other Assets		(37,681,668)	(3.0)%
TOTAL NET ASSETS		$1,242,343,912	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $27,038,165, which represented 2.18% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$58,790,640	$–	$58,790,640
Municipal Bonds	–	1,210,258,840	–	1,210,258,840
Closed-End Investment Company	–	2,000,000	–	2,000,000
Total Long-Term Investments	–	1,271,049,480	–	1,271,049,480
Short-Term Investment
Money Market Mutual Fund	8,976,100	–	–	8,976,100
Total Short-Term Investment	8,976,100	–	–	8,976,100
Total Investments	$8,976,100	$1,271,049,480	$–	$1,280,025,580

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.